Income tax benefit/(expense) - Summary of Amounts That Would Be Recognized Directly in Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Amounts recognized directly in equity
Current tax recorded in equity	$ 0	$ 0	$ 0
Deferred tax recorded in equity	212	239,000	91,000
Current and deferred tax relating to items credited (charged) directly to equity	$ 212	$ 239,000	$ 91,000